Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income taxes [Abstract]
Schedule of the Provision for Income Taxes

The provisions for income tax expenses are summarized as follows:

	For the Year Ended December 31,
	2011	2012	2013
Current tax expenses	-	2,592	4,148
Deferred tax benefit	-	(2,592)	(4,148)
Income tax expenses	-	-	-

Schedule of the Reconciliation Between the Statutory Rate and the Effective Tax Rate

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year Ended December 31,
	2011	2012	2013
Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(23.4)%	(23.3)%	(21.3)%
Permanent book-tax differences	(1.6)%	(1.7)%	(3.7)%
Effective tax rate	0%	0%	0%

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Current
Deferred tax assets:
Accrued payroll and other expenses	2,530	2,177	3,908
Less: valuation allowance	(2,530)	(2,177)	(3,908)
Total current deferred tax assets, net	-	-	-
Non-current
Deferred tax assets:
Net operating loss carry forwards	2,775	7,611	4,723
Advertising expenses in excess of deduction limit	17,522	20,647	18,673
Others	121	145	153
Less: valuation allowance	(20,418)	(28,403)	(23,549)
Total non-current deferred tax assets, net	-	-	-
Total deferred tax assets, net	-	-	-

Schedule of Movement of Valuation Allowance

Movement of valuation allowance

	For the Year Ended December 31,
	2011	2012	2013
	US$	US$	US$
Balance at beginning of the period	3,379	22,948	30,580
Provision	19,569	7,632	1,740
Current period reversal	-	-	(4,863)
Balance at the end of the period	22,948	30,580	27,457